Note 11 - Short Term Borrowings and Notes Payable (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015
Short term borrowings	$ 185,362		$ 7,661	$ 448,801	$ 471,689
Conversion of derivative liability	0	$ 819,922	819,922	$ 569,584
Note 1
Short term borrowings	$ 185,362		448,801
Note2Member
Conversion of derivative liability			$ 819,922
Note2Member | Common Stock
Debt Instrument, Interest Rate, Stated Percentage			4.00%
Debt Conversion, Converted Instrument, Shares Issued			14,924,263